Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except percentage)
Income (loss) before income tax expenses	$(297,417)	$(10,903)	$420,628
Income (loss) from non-China operations	$(362,692)	$(119,054)	$338,738
Income from China operations	$65,275	$108,151	$81,890
Income tax expenses applicable to China operations	$5,001	$8,436	$8,323
Effective tax rate for China operations	8%	8%	10%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2011	2010	2009
	(In thousands)
Current tax provision	$5,930	$9,142	$7,093
Deferred tax (benefits) provision	(929)	(706)	1,230
Income tax expenses	$5,001	$8,436	$8,323

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2011	2010	2009
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(18)%	(18)%	(17)%
Permanent differences	1%	1%	1%
Change in valuation allowance	—	—	1%
Effective tax rate for China operations	8%	8%	10%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2011	2010	2009
	(In thousands, except per share amount)
Tax holiday effect	$10,306	$20,303	$13,422
Basic net income (loss) per share effect	$0.16	$0.33	$0.25
Diluted net income (loss) per share effect	$0.16	$0.33	$0.23

Schedule of deferred tax assets and liabilities for China operations

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$7,076	$—	$—
Allowances for doubtful accounts, accruals and other liabilities	6,513	5,596	4,313
Depreciation	351	202	218
Total deferred tax assets	13,940	5,798	4,531
Less: valuation allowance	(11,883)	(4,787)	(4,259)
Net deferred tax assets	$2,057	$1,011	$272

Deferred tax liabilities:
Depreciation	(65)	(223)	(190)
Others	(275)	—	—
Total deferred tax liabilities	$(340)	$(223)	$(190)

Schedule of net deferred tax assets for operation in the U.S.

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$30,435	$30,327	$30,372
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	468	503	512
Total deferred tax assets	30,903	30,830	30,884
Less: valuation allowance	(30,903)	(30,830)	(30,884)
Deferred tax assets	$—	$—	$—

Schedule of net deferred tax assets for Hong Kong operation

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$2,708	$2,584	$2,523
Less: valuation allowance	(2,708)	(2,584)	(2,523)
Deferred tax assets	$—	$—	$—

Schedule of aggregate deferred tax assets and liabilities

	December 31,
	2011	2010	2009
	(In thousands)
Deferred tax assets included in prepaid expenses and other current assets and other assets:
Net operating loss carryforwards	$40,219	$32,911	$32,895
Allowances for doubtful accounts, accruals and other liabilities	6,981	5,753	4,479
Depreciation	351	202	218
Other tax credits	—	346	346
Total deferred tax assets	47,551	39,212	37,938
Less: valuation allowance	(45,494)	(38,201)	(37,666)
Net deferred tax assets	$2,057	$1,011	$272

Deferred tax liabilities included in accrued liabilities:
Depreciation	(65)	(223)	(190)
Others	(275)	—	—
Total deferred tax liabilities	$(340)	$(223)	$(190)